(12) Commitments and Contingencies: Data Subscriber Service Agreement (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Data Subscriber Service Agreement

Data Subscriber Service Agreement

During the fiscal year ended September 30, 2012, the Company entered into a data subscriber service agreement wherein the Company agreed to a prepayment schedule with a vendor to provide Subscriber Identity Module (SIM) cards and mobile data services to the Company, at reduced rates, with the intent to settle a dispute and reduce communication costs in connection with the monitoring of the Company’s TrackerPAL® and ReliAlert devices.

As of September 30, 2012, the future minimum payments under the data subscriber service agreements are as follows:

Fiscal Years	Amount
2013	$ 300,000
2014	300,000
2015	300,000
Thereafter	-
Total	$ 900,000